Commitments and Contingencies (Tables)	12 Months Ended
Apr. 27, 2019
Rental Expense Under Operating Leases	Rental expense under operating leases is as follows:
	Fiscal 2019	Fiscal 2018	Fiscal 2017
Minimum rentals	$309,586	301,057	302,784
Percentage rentals	959	1,076	1,353
	$310,545	302,133	304,137

Future Minimum Annual Rentals, Excluding Percentage Rentals Non-cancelable Lease Terms Greater Than One Year
Future minimum annual rentals, excluding percentage rentals, required under B&N Retail leases that had initial, non-cancelable lease terms greater than one year, and NOOK leases as of April 27, 2019 are:

Fiscal Year
2020	$315,393
2021	263,304
2022	212,850
2023	145,635
2024	90,197
After 2024	97,687
$1,125,066

Purchase obligations Including Hardware And Software Maintenance Contracts And Inventory Purchase Commitments
Purchase obligations, which include hardware and software maintenance contracts and inventory purchase commitments, as of April 27, 2019 are as follows:

Less Than 1 Year	$70,240
1-3 Years	44,467
3-5 Years	1,481
More Than 5 Years	—
Total	$116,188